Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 1,650,532,712
Changes in property, plant and equipment [abstract]
Translation effect			(39,580,820)	$ 45,364,460
Ending balance	$ 1,557,621,522	$ 1,562,869,475	1,557,621,522	1,562,869,475	$ 1,650,532,712
Depreciation and amortisation expense			112,567,972	109,420,397
Plugging and abandonment cost			5,681,545	131,336
Provisions for plugging wells	111,222,600		111,222,600		115,514,750
Translation effect			(39,580,820)	45,364,460
(Impairment) of wells, pipelines, properties, plant and equipment, net	(12,418,495)	(34,292,454)	(52,612,179)	(51,841,445)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			4,773,301,181	4,395,700,057	4,395,700,057
Changes in property, plant and equipment [abstract]
Acquisitions			113,195,050	199,471,530	314,249,530
Reclassifications			569,210	2,088,430	1,188,690
Capitalization			0	0	0
Disposals			(3,668,800)	(5,124,650)	(14,217,166)
Translation effect			(49,112,720)	57,645,130	76,380,070
Ending balance	4,834,283,921	4,649,780,497	4,834,283,921	4,649,780,497	4,773,301,181
Translation effect			(49,112,720)	57,645,130	76,380,070
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(3,122,768,469)	(2,913,377,891)	(2,913,377,891)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(112,567,972)	(109,420,397)	(146,850,208)
Reclassifications			(569,210)	(2,088,430)	(1,188,690)
Impairment loss recognised in profit or loss, property, plant and equipment			(95,479,800)	(106,840,130)	(178,267,680)
Reversal of impairment			42,867,621	54,998,685	124,790,100
Disposals			2,323,531	2,097,811	8,323,710
Translation effect			9,531,900	(12,280,670)	(16,197,810)
Ending balance	(3,276,662,399)	(3,086,911,022)	(3,276,662,399)	(3,086,911,022)	(3,122,768,469)
Translation effect			9,531,900	(12,280,670)	(16,197,810)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			245,505,630
Changes in property, plant and equipment [abstract]
Ending balance	363,958,620	256,273,100	363,958,620	256,273,100	245,505,630
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,147,088,699	1,070,987,449	1,070,987,449
Changes in property, plant and equipment [abstract]
Acquisitions			7,945,520	7,476,120	11,194,280
Reclassifications			929,800	889,300	1,357,250
Capitalization			145,026,170	40,877,940	44,796,840
Disposals			(1,243,750)	(725,520)	(5,171,200)
Translation effect			(19,200,970)	19,175,470	23,924,080
Ending balance	1,280,545,469	1,138,680,759	1,280,545,469	1,138,680,759	1,147,088,699
Translation effect			(19,200,970)	19,175,470	23,924,080
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(901,583,069)	(785,552,629)	(785,552,629)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(23,572,450)	(24,016,750)	(32,590,580)
Reclassifications			(72,020)	(107,420)	(330,550)
Impairment loss recognised in profit or loss, property, plant and equipment			(30,708,750)	(76,713,430)	(119,691,380)
Reversal of impairment			29,877,050	15,520,040	46,899,260
Disposals			691,840	578,440	4,712,390
Translation effect			8,780,550	(12,115,910)	(15,029,580)
Ending balance	(916,586,849)	(882,407,659)	(916,586,849)	(882,407,659)	(901,583,069)
Translation effect			$ 8,780,550	(12,115,910)	(15,029,580)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 16,733,231
Changes in property, plant and equipment [abstract]
Ending balance	17,472,221	16,625,241	$ 17,472,221	16,625,241	16,733,231
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 24,307,475	18,913,795	18,913,795
Changes in property, plant and equipment [abstract]
Acquisitions			1,075,800	5,124,610	5,432,300
Reclassifications			0	0	0
Capitalization			0	0	0
Disposals			(68,330)	(16,300)	(38,620)
Translation effect			0	0	0
Ending balance	25,314,945	24,022,105	25,314,945	24,022,105	24,307,475
Translation effect			0	0	0
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(7,574,244)	(6,896,584)	(6,896,584)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(338,030)	(511,910)	(765,490)
Reclassifications			1,220	0	53,880
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			68,330	11,630	33,950
Translation effect			0	0	0
Ending balance	(7,842,724)	(7,396,864)	(7,842,724)	(7,396,864)	(7,574,244)
Translation effect			0	0	0
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			180,314,167
Changes in property, plant and equipment [abstract]
Ending balance	150,377,127	175,547,487	150,377,127	175,547,487	180,314,167
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			507,250,372	491,444,562	491,444,562
Changes in property, plant and equipment [abstract]
Acquisitions			5,186,290	3,184,650	7,180,410
Reclassifications			522,330	488,180	397,460
Capitalization			5,654,400	3,714,480	9,245,250
Disposals			(1,026,560)	(990)	(994,620)
Translation effect			(21,470)	(791,880)	(22,690)
Ending balance	517,565,362	498,039,002	517,565,362	498,039,002	507,250,372
Translation effect			(21,470)	(791,880)	(22,690)
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(326,936,205)	(308,862,775)	(308,862,775)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(8,726,540)	(9,082,640)	(12,534,800)
Reclassifications			(549,270)	(488,180)	(410,050)
Impairment loss recognised in profit or loss, property, plant and equipment			(32,009,570)	(7,795,540)	(16,588,490)
Reversal of impairment			0	2,931,870	10,442,300
Disposals			1,008,550	970	994,600
Translation effect			24,800	804,780	23,010
Ending balance	(367,188,235)	(322,491,515)	(367,188,235)	(322,491,515)	(326,936,205)
Translation effect			$ 24,800	804,780	23,010
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 436,414,501
Changes in property, plant and equipment [abstract]
Ending balance	416,062,691	391,035,101	416,062,691	391,035,101	436,414,501
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,849,606,934	1,695,212,594	1,695,212,594
Changes in property, plant and equipment [abstract]
Acquisitions			40,650,040	45,149,840	94,119,630
Reclassifications			0	1,148,690	0
Capitalization			19,816,270	51,669,960	60,274,710
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	1,910,073,244	1,793,181,084	1,910,073,244	1,793,181,084	1,849,606,934
Translation effect			0	0	0
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(1,413,192,433)	(1,341,888,963)	(1,341,888,963)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(66,692,140)	(62,953,590)	(82,997,750)
Reclassifications			0	(1,148,790)	(53,980)
Impairment loss recognised in profit or loss, property, plant and equipment			(17,121,340)	(16,604,400)	(27,386,630)
Reversal of impairment			2,995,360	20,449,760	39,134,890
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(1,494,010,553)	(1,402,145,983)	(1,494,010,553)	(1,402,145,983)	(1,413,192,433)
Translation effect			0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			26,362,916
Changes in property, plant and equipment [abstract]
Ending balance	29,366,846	60,236,246	29,366,846	60,236,246	26,362,916
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			77,850,512	73,956,002	73,956,002
Changes in property, plant and equipment [abstract]
Acquisitions			600	10,490	57,660
Reclassifications			1,750	76,950	252,930
Capitalization			5,246,260	34,923,880	1,864,030
Disposals			(9,320)	(11,110)	(242,880)
Translation effect			(1,490,340)	1,962,400	1,962,770
Ending balance	81,599,462	110,918,612	81,599,462	110,918,612	77,850,512
Translation effect			(1,490,340)	1,962,400	1,962,770
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(51,487,596)	(48,568,206)	(48,568,206)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(1,311,480)	(1,326,400)	(1,786,750)
Reclassifications			25,200	(31,320)	(34,000)
Impairment loss recognised in profit or loss, property, plant and equipment			(42,890)	0	(218,120)
Reversal of impairment			0	0	0
Disposals			8,750	8,060	59,210
Translation effect			575,400	(764,500)	(939,730)
Ending balance	(52,232,616)	(50,682,366)	(52,232,616)	(50,682,366)	(51,487,596)
Translation effect			$ 575,400	(764,500)	(939,730)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			33 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			35 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 125,494,530
Changes in property, plant and equipment [abstract]
Ending balance	111,236,920	120,457,410	$ 111,236,920	120,457,410	125,494,530
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 428,679,320	425,259,020	425,259,020
Changes in property, plant and equipment [abstract]
Acquisitions			1,715,240	694,070	2,573,440
Reclassifications			(932,030)	(868,610)	(1,280,890)
Capitalization			604,370	1,212,620	2,135,690
Disposals			(14,800)	(7,940)	(7,940)
Translation effect			0	0	0
Ending balance	430,052,100	426,289,160	430,052,100	426,289,160	428,679,320
Translation effect			0	0	0
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(303,184,790)	(300,832,110)	(300,832,110)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(9,376,630)	(9,029,920)	(12,839,730)
Reclassifications			72,650	48,420	53,950
Impairment loss recognised in profit or loss, property, plant and equipment			(12,365,330)	(3,908,560)	(9,356,010)
Reversal of impairment			6,026,920	7,885,350	19,784,040
Disposals			12,000	5,070	5,070
Translation effect			0	0	0
Ending balance	(318,815,180)	(305,831,750)	(318,815,180)	(305,831,750)	(303,184,790)
Translation effect			0	0	0
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			8,612,854
Changes in property, plant and equipment [abstract]
Ending balance	10,500,134	7,565,314	10,500,134	7,565,314	8,612,854
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			55,458,217	53,545,137	53,545,137
Changes in property, plant and equipment [abstract]
Acquisitions			2,512,820	1,582,600	2,922,890
Reclassifications			(1,390)	309,590	309,960
Capitalization			697,000	438,920	565,340
Disposals			(451,280)	(1,260,090)	(2,036,150)
Translation effect			(116,500)	128,100	151,040
Ending balance	58,098,867	54,744,257	58,098,867	54,744,257	55,458,217
Translation effect			(116,500)	128,100	151,040
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(46,845,363)	(46,934,913)	(46,934,913)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(1,252,470)	(1,193,320)	(1,628,720)
Reclassifications			(1,750)	(309,430)	(309,710)
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	62,440	62,440
Disposals			450,370	1,255,820	2,030,670
Translation effect			50,480	(59,540)	(65,130)
Ending balance	(47,598,733)	(47,178,943)	(47,598,733)	(47,178,943)	(46,845,363)
Translation effect			$ 50,480	(59,540)	(65,130)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			3 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			10.00%
Estimated useful lives			10 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 15,721,597
Changes in property, plant and equipment [abstract]
Ending balance	15,374,676	15,789,719	15,374,676	15,789,719	15,721,597
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			34,193,167	32,988,437	32,988,437
Changes in property, plant and equipment [abstract]
Acquisitions			1,040,570	606,690	817,850
Reclassifications			48,750	51,810	130,500
Capitalization			223,620	27,060	55,790
Disposals			(86,350)	(315,040)	(545,530)
Translation effect			(414,400)	604,410	746,120
Ending balance	35,005,357	33,963,367	35,005,357	33,963,367	34,193,167
Translation effect			(414,400)	604,410	746,120
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(18,471,570)	(16,908,292)	(16,908,292)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(1,298,232)	(1,305,867)	(1,706,388)
Reclassifications			(45,240)	(51,810)	(158,330)
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			83,691	237,821	487,820
Translation effect			100,670	(145,500)	(186,380)
Ending balance	(19,630,681)	(18,173,648)	(19,630,681)	(18,173,648)	(18,471,570)
Translation effect			$ 100,670	(145,500)	(186,380)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 542,040,911
Changes in property, plant and equipment [abstract]
Ending balance	390,420,832	466,063,662	390,420,832	466,063,662	542,040,911
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			595,534,110	480,504,766	480,504,766
Changes in property, plant and equipment [abstract]
Acquisitions			53,068,170	135,642,460	189,951,070
Reclassifications			0	(7,480)	(6,260)
Capitalization			(177,268,500)	(132,892,280)	(118,965,090)
Disposals			(552,740)	(2,782,580)	(5,117,236)
Translation effect			(27,603,380)	36,201,070	49,166,860
Ending balance	443,177,660	516,665,956	443,177,660	516,665,956	595,534,110
Translation effect			(27,603,380)	36,201,070	49,166,860
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(53,493,199)	(56,933,419)	(56,933,419)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	100	100
Impairment loss recognised in profit or loss, property, plant and equipment			(3,231,920)	(1,818,200)	(5,027,050)
Reversal of impairment			3,968,291	8,149,225	8,467,170
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(52,756,828)	(50,602,294)	(52,756,828)	(50,602,294)	(53,493,199)
Translation effect			0	0	0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			53,332,375
Changes in property, plant and equipment [abstract]
Ending balance	52,851,455	53,276,195	52,851,455	53,276,195	53,332,375
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			53,332,375	52,888,295	52,888,295
Changes in property, plant and equipment [abstract]
Acquisitions			0	0	0
Reclassifications			0	0	27,740
Capitalization			410	27,420	27,440
Disposals			(215,670)	(5,080)	(62,990)
Translation effect			(265,660)	365,560	451,890
Ending balance	52,851,455	53,276,195	52,851,455	53,276,195	53,332,375
Translation effect			(265,660)	365,560	451,890
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0	0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	0	0
Impairment loss recognised in profit or loss, property, plant and equipment			0	0	0
Reversal of impairment			0	0	0
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	$ 0	$ 0	0	0	0
Translation effect			0	0	$ 0
Exploration and Extraction (formerly Pemex Exploration and Production)
Changes in property, plant and equipment [abstract]
Financing cost			$ 4,352,713	$ 6,403,471
Exploration and Extraction (formerly Pemex Exploration and Production) | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates			8.35%	7.82%
Exploration and Extraction (formerly Pemex Exploration and Production) | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates			14.11%	18.68%